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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bain Capital Investors, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Ward
Title:    Managing Director and Chief Operating Officer
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael D. Ward              Boston, MA                05/15/2013
---------------------------  -----------------------  -------------------------
       [Signature]                [City, State]                [Date]

* Bain Capital Investors, LLC ("BCI") is the (i) general partner of Bain Capital Integral Investors II, L.P., (ii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (iii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (iv) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (v) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., Bain Capital IX Coinvestment Fund, L.P., Bain Capital (OSI) IX, L.P. and Bain Capital (OSI) IX Coinvestment, L.P, and (vi) general partner of Bain Capital Partners X, L.P., which is the general partner of Bain Capital Fund X, L.P. Bain Capital Fund IX, L.P. was a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P. and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, BCIP TCV, LLC and Bain Capital (WC) Netherlands B.V. BCI is the general partner of Bain Capital Partners (SQ) VIII, L.P., which is the general partner of Bain Capital (SQ) VIII, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 23
                                              -----------
Form 13F Information Table Entry Total:            10
                                              -----------
Form 13F Information Table Value Total:        8,828,562
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                Name
---   --------------------               ------
1     28-12292               Bain Capital Integral Investors II, L.P.

2     28-13947               Bain Capital Partners VIII, L.P.

3     28-13946               Bain Capital Fund VIII, L.P.

4     28-13945               Bain Capital VIII Coinvestment Fund, L.P.

5     28-13943               Bain Capital Partners VIII-E, L.P.

6     28-13940               Bain Capital Fund VIII-E, L.P.

7     28-13942               Bain Capital Partners IX, L.P.

8     28-13938               Bain Capital Fund IX, L.P.

9     28-13941               Bain Capital IX Coinvestment Fund, L.P.

10    28-13949               Sensata Investment Company, S.C.A.

11    28-13951               Sensata Management Company, S.A.

12    28-14366               Bain Capital Lion Holdings, L.P.

13    28-14359               Bain Pumbaa LuxCo S.a.r.l.

14    28-14482               Bain Capital Integral Investors 2006, LLC

15    28-14484               BCIP TCV, LLC

16    28-14483               Bain Capital Hercules Investors, LLC

17    28-14548               Bain Capital (WC) Netherlands B.V.

18    28-14982               Bain Capital (SQ) VIII, L.P.

19    28-14983               Bain Capital Partners (SQ) VIII, L.P.

20    28-15075               Bain Capital (OSI) IX, L.P.

21    28-15074               Bain Capital (OSI) IX Coinvestment, L.P.

22                           Bain Capital Partners X, L.P.

23                           Bain Capital Fund X, L.P.

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                          BAIN CAPITAL INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 3/31/2013

                                                                                                                      VOTING
                                                                                                                     AUTHORITY
                                                          SHARES OR              VALUE    INVESTMENT   OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP      PRN AMOUNT            (X$1000)   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------------- -------------- ----------- -------------          --------   ----------  -------- ------ ------- ------
BLOOMIN BRANDS INC           COM              094235108    67,519,009      SH   1,205,890     Sole             X
BRIGHT HORIZONS FAM SOL IN D COM              109194100    51,559,364      SH   1,742,191     Sole             X
CUMULUS MEDIA INC            CL A *           231082108     3,304,591      SH      11,136     Sole             X
FLEETCOR TECHNOLOGIES INC    COM              339041105     1,886,043      SH     144,603     Sole             X
GENPACT LIMITED              SHS **           G3922B107    57,537,264      SH   1,046,603     Sole             X
HCA HOLDINGS INC             COM              40412C101    50,331,374      SH   2,044,964    Shared                      X
NANOSPHERE INC               COM              63009F105       254,815      SH         558     Sole             X
NXP SEMICONDUCTORS N V       COM              N6596X109    18,222,776      SH     551,968     Sole             X
SENSATA TECHNOLOGIES HLDG NV SHS              N7902X106    63,277,590      SH   2,079,934     Sole             X
VONAGE HLDGS CORP            COM              92886T201       247,371      SH         715     Sole             X

* Represents 3,304,591 CL B Shares convertible to CL A Shares on a 1:1 basis. **All shares held by Bain Capital Investors, LLC ("BCI") through investment vehicles Glory Investments A Limited, Glory Investments B Limited, Glory Investments IV Limited, Glory Investments IV-B Limited, and Glory Investments TA IV Limited, whose shares are beneficially owned by BCI.